Marketable Securities (Tables)	12 Months Ended
Aug. 31, 2018
Marketable Securities
Schedule of marketable securities

Market value on acquisition	$120,125
Change in fair value	(110,525)
Market value, August 31, 2015	$9,600
Impairment	(9,600)
Market value, August 31, 2018 and 2017	$—